LONG-TERM DEBT - Summary of Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 27, 2021 CAD ($)	Sep. 27, 2021 USD ($)	Jun. 08, 2021	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,266.8		$ 8,001.8				$ 6,166.1
Deferred finance costs	(59.6)		(69.4)
Less: Current portion of long-term debt	17.9		17.2
Less: Derivative asset	(58.3)		(22.8)
Non-current portion of long-term debt	9,248.9		7,984.6
Total long-term debt, net of derivative asset	$ 9,208.5		7,979.0
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 1,205.0	$ 75.0
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.50%
Other Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%
Long-term debt		$ 48.9
Cost
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 9,252.0		7,921.1
Cost | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	771.8		0.0
Cost | Loan A Term Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	500.0		500.0
Cost | Loan B Term Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,742.7		$ 1,647.9
Cost | 4.250% USD senior secured notes ("4.250% 2025 Secured Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%	4.25%	4.25%
Long-term debt	$ 677.2		$ 633.9
Cost | 3.750% USD senior secured notes ("3.750% 2025 Secured Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%
Long-term debt	$ 1,015.8		$ 950.9
Cost | 5.125% USD senior secured notes ("5.125% 2026 Secured Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%	5.125%	5.125%
Long-term debt	$ 677.2		$ 633.9
Cost | 3.500% USD senior secured notes ("3.500% 2028 Secured Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%	3.50%	3.50%
Long-term debt	$ 1,015.8		$ 950.9
Cost | 4.000% USD senior notes ("4.000% 2028 Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%	4.00%	4.00%
Long-term debt	$ 1,015.8		$ 950.9
Cost | 4.000% 2028 Notes, Initial Notes [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 500.0
Cost | 4.000% 2028 Notes, Additional Notes [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 250.0
Cost | 4.750% 2029 Notes Effective June 8, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.75%	4.75%	4.75%
Long-term debt	$ 1,015.8		$ 950.9
Cost | 4.375% USD senior notes ("4.375% 2029 Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.375%	4.375%	4.375%
Long-term debt	$ 744.9		$ 697.2
Cost | Other Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	75.0		4.6
Discount
Disclosure of detailed information about borrowings [line items]
Long-term debt	(5.5)		(4.6)
Derivative liability
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 79.9		$ 154.7